CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash (includes restricted cash of $875 and $0 as of December 31, 2021 and 2020)	$ 115,174	$ 5,998
Accounts receivable	20,007	17,146
Other receivables	1,237	113
Inventories, net	6,438	4,354
Prepaid expenses	11,200	2,109
Total current assets	154,056	29,720
Property and equipment, net	4,192	2,104
Intangible assets, net	18,245	19,516
Goodwill	26,626	14,227
Other assets	320	122
Total assets	203,439	65,689
Current portion of long-term debt
Current portion of long-term debt	183	5,368
Accounts payable	15,559	12,643
Income taxes payable	132	1,144
Accrued expenses and other current liabilities	13,924	9,452
Total current liabilities	29,798	28,607
Derivative warrant liabilities	2,193
Derivative earnout liabilities	60,018
Long-term debt, net of unamortized debt issuance costs and current portion	0	6,561
Other non-current liabilities	6,900	807
Deferred income taxes liability	371	1,613
Total liabilities	99,280	37,588
Commitments and contingencies (Note 15)
Stockholders' deficit:
TOI Common shares, $0.0001 par value, Authorized 500,000,000 shares; 73,249,042 shares issued and outstanding at December 31, 2021	7	6
TOI Convertible Series A Common Equivalent Preferred Shares, $0.0001 par value. Authorized 10,000,000 shares; 163,510 shares issued and outstanding at December 31, 2021
Additional paid-in capital	167,386	80,402
Accumulated deficit	(63,234)	(52,307)
Total stockholders' deficit	104,159	28,101
Total liabilities and stockholders' deficit	$ 203,439	$ 65,689